Accrued Expenses and Deferred Revenue	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Deferred Revenue
Accrued Expenses and Deferred Revenue

Note 30 Accrued Expenses and Deferred Revenue

	December 31,
	2022	2021
Vacation pay liabilities	8,310	6,107
Accrued salaries and Board fees	28,186	16,786
Social security costs	7,065	5,492
Deferred revenue	—	3,387
Accrued rebates on sales	15,849	—
Accrued expenses for royalty	12,023	—
Accrued expenses for research and development	34,637	4,230
Accrued expenses for marketing and selling	21,543	1,242
Accrued expenses for administration	8,832	16,309
Total	136,446	53,553